Unaudited Consolidated Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 52,898	$ 48,598
Trade accounts receivable	8,574	67
Prepayments and other assets	7,049	2,127
Inventories	1,894	885
Accrued charter revenue, current portion	5,673
Deferred Charges, current portion	217
Derivative financial instrument, current portion	$ 24,034	$ 22,544
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 100,339	$ 74,221
FIXED ASSETS, NET:
Vessels, net	809,289	825,105
Total fixed assets, net	809,289	825,105
OTHER NON-CURRENT ASSETS:
Restricted cash		31,270
Due from related party	$ 1,350	$ 1,350
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accrued charter revenue	$ 1,820	$ 355
Deferred charges	1,031	1,289
Other receivables, non- current	1,789	1,789
Derivative financial instrument, non-current portion	4,249	12,333
Total assets	919,867	947,712
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of 1,553 and $1,748, respectively	46,447	46,252
Trade payables	9,093	8,035
Due to related party	458	1,472
Accrued liabilities	2,048	2,656
Deferred Revenue - Current	322
Unearned revenue	20,738	11,855
Total current liabilities	79,106	70,270
NON-CURRENT LIABILITIES:
Deferred revenue	2,249	2,730
Long-term debt, net of current portion and unamortized deferred financing fees of $310 and $1,131, respectively	396,332	450,781
Total non-current liabilities	398,581	453,511
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 36,802,247 units issued and outstanding as at June 30, 2023 and December 31, 2022)	315,369	297,139
General Partner (35,526 units issued and outstanding as at June 30, 2023 and December 31, 2022)	97	78
Total partners' equity	442,180	423,931
Total liabilities and partners' equity	919,867	947,712
Series A Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	73,216	73,216
Series B Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	$ 53,498	$ 53,498